FAIR VALUE MEASUREMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 10. FAIR VALUE MEASUREMENT

The following table presents information about the Company’s assets and liabilities that are measured at fair value at June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,
Description	Level	2023
Assets:
Investments held in Trust Account, current	1	$189,038,189
Investments held in Trust Account, noncurrent	1	$22,060,895
Liabilities:
Warrant liability – Public Warrants	2	$292,819
Warrant liability – Private Placement Warrants	2	$291,000

		December 31,
Description	Level	2022
Assets:
Investments held in Trust Account	1	$208,244,129
Liabilities:
Warrant liability – Public Warrants	1	$1,360,450
Warrant liability – Private Placement Warrants	2	$1,352,000

Warrants

The warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Balance Sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statement of operations.

The warrants were initially valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date. As of June 30, 2023 and December 31, 2022, the fair value of the Private Placement Warrants was the equivalent to that of the Public Warrants as they had substantially the same terms; however, they are not actively traded, as such are listed as a Level 2 in the hierarchy table above.

NOTE 12. FAIR VALUE MEASUREMENT

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2022
Assets:
Investments held in Trust Account	1	$208,244,129
Liabilities:
Warrant liability – Public Warrants	1	$1,360,450
Warrant liability – Private Placement Warrants	2	$1,352,000

		December 31,
Description	Level	2021
Assets:
Investments held in Trust Account	1	$205,284,883
Liabilities:
Warrant liability – Public Warrants	1	$4,943,706
Warrant liability – Private Placement Warrants	2	$4,913,000

Warrants

The warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Balance Sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statement of operations.

The warrants were initially valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date. As of December 31, 2022 and December 31, 2021, the fair value of the Private Placement Warrants was the equivalent to that of the Public Warrants as they had substantially the same terms; however, they are not actively traded, as such are listed as a Level 2 in the hierarchy table above.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs.

On November 22, 2021, the Public Warrants surpassed the 52-day threshold waiting period to be publicly traded in accordance with the Prospectus filed September 29, 2021. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of December 31, 2021, the Company classified the Public Warrants as Level 1.

The estimated value of the Public Warrants and Private Placement Warrants transferred from a Level 3 measurement to a Level 1 measurement and Level 2 measurement, respectively from the initial measurement through December 31, 2021 was $9,856,706 as presented in the changes in fair value of Level 3 warrant liabilities table below.

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 4, 2021 (inception)	$—	$—	$—
Initial measurement on October 4, 2021	5,780,000	5,816,125	11,596,125
Change in fair value	(867,000)	(872,419)	(1,739,419)
Transfer to Level 1	—	(4,943,706)	(4,943,706)
Transfer to Level 2	(4,913,000)	—	(4,913,000)
Fair value as of December 31, 2021	$—	$—	$—